Government assistance	12 Months Ended
Dec. 31, 2025
Government assistance
Government assistance

Note 12.Government assistance

SEALSQ France SAS and IC’Alps SAS are eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2025 and December 31, 2024, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 4,578,813, made up of USD 3,044,419 attributable to IC’Alps SAS and USD 1,534,394 attributable to SEALSQ France SAS, and USD 2,246,680, each translated at the period-end exchange rate.

The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. Refundable R&D tax credits are accounted for as government assistance in accordance with ASC 832, and are recognized in the consolidated financial statements consistent with the accounting policy described in Note 4.

In addition, the Companies are also entitled to receive other grants, including interest subvention—a government incentive that subsidizes or reduces the interest cost on eligible borrowings (see Note 27 for further details)—as well as reimbursements for certain expenses.